Financial Highlights - Financial Highlights for Limited Partner Class (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Highlights Disclosures [Line Items]
Net realized and unrealized gains (losses)	$ 0.71	$ 3.42	$ 1.72
Net investment loss	(1.05)	(1.10)	(0.87)
Increase (decrease) for the year	(0.34)	2.32	0.85
Net asset value per Unit, beginning of year	14.54	12.22	11.37
Net asset value per Unit, end of year	$ 14.20	$ 14.54	$ 12.22
Ratio to average net assets:
Net investment loss	(7.20%)	(8.70%)	(7.50%)
Operating expenses before incentive fees	5.50%	6.20%	7.60%
Incentive fees	1.70%	2.50%
Operating expenses after incentive fees	7.20%	8.70%	7.60%
Total return:
Total return before incentive fees	(0.60%)	21.60%	7.50%
Incentive fees	(1.70%)	(2.60%)
Total return after incentive fees	(2.30%)	19.00%	7.50%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Financial Highlights Disclosures [Line Items]
Net realized and unrealized gains (losses)	$ 0.07	$ 2.85	$ 1.69
Net investment loss	(0.71)	(0.67)	(0.84)
Increase (decrease) for the year	(0.64)	2.18	0.85
Net asset value per Unit, beginning of year	12.72	10.54	9.69
Net asset value per Unit, end of year	$ 12.08	$ 12.72	$ 10.54
Ratio to average net assets:
Net investment loss	(5.60%)	(6.50%)	(8.10%)
Operating expenses before incentive fees	5.60%	6.60%	8.10%
Operating expenses after incentive fees	5.60%	6.60%	8.10%
Total return:
Total return before incentive fees	(5.00%)	20.70%	8.80%
Total return after incentive fees	(5.00%)	20.70%	8.80%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Financial Highlights Disclosures [Line Items]
Net realized and unrealized gains (losses)	$ 2.69	$ 5.83	$ (0.27)
Net investment loss	(1.29)	(1.01)	(1.29)
Increase (decrease) for the year	1.40	4.82	(1.56)
Net asset value per Unit, beginning of year	21.09	16.27	17.83
Net asset value per Unit, end of year	$ 22.49	$ 21.09	$ 16.27
Ratio to average net assets:
Net investment loss	(6.00%)	(6.20%)	(7.70%)
Operating expenses before incentive fees	5.50%	6.20%	7.70%
Incentive fees	0.50%
Operating expenses after incentive fees	6.00%	6.20%	7.70%
Total return:
Total return before incentive fees	7.10%	29.60%	(8.70%)
Incentive fees	(0.50%)
Total return after incentive fees	6.60%	29.60%	(8.70%)